As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.8%
2,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	1,861,636
6,500,000	Nationstar HECM Loan Trust, Series 2016-2-M2	6.54%	^	06/25/2026	6,499,994
4,146,860	SoFi Professional Loan Program, Series 2013-1R	3.61%	#^¥@	12/17/2043	1,253,389

Total Asset Backed Obligations (Cost $11,539,016)					9,615,019

Collateralized Loan Obligations - 3.0%
1,000,000	Apidos Ltd., Series 2014-19A-D	4.38%	#^	10/17/2026	939,462
1,000,000	ARES Ltd., Series 2014-1A-SUB	8.79%	#^@	04/17/2026	516,028
500,000	Babson Ltd., Series 2014-3A-D2	5.03%	#^	01/15/2026	459,675
750,000	Babson Ltd., Series 2014-3A-E2	7.13%	#^	01/15/2026	641,538
1,000,000	BlueMountain Ltd., Series 2012-2A-C	3.39%	#^	11/20/2024	992,593
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.68%	#^	04/17/2025	832,355
500,000	Cent Ltd., Series 2014-22A-C	4.38%	#^	11/07/2026	427,500
250,000	Finn Square Ltd., Series 2012-1A-C	4.24%	#^	12/24/2023	235,926
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.83%	#^	04/17/2022	1,984,803
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.29%	#^	10/22/2025	404,569
1,500,000	LCM LP, Series 11A-INC	4.52%	#^@	04/19/2022	756,728
500,000	Nautique Funding Ltd., Series 2006-1A-C	2.33%	#^	04/15/2020	480,925
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.28%	#^	11/14/2026	467,500
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.23%	#^	11/14/2026	870,500
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.16%	#^	10/20/2026	446,554

Total Collateralized Loan Obligations (Cost $11,970,292)					10,456,656

Non-Agency Commercial Mortgage Backed Obligations - 6.8%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	445,921
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	463,654
4,949,972	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.59%	#I/O	02/10/2048	442,759
528,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	346,756
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	744,023
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	724,309
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	682,609
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.64%	#	10/13/2048	557,573
543,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	408,644
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	405,734
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.80%	#^	10/13/2048	999,960
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.30%	#^	02/12/2049	395,674
570,696	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.52%	#	03/10/2044	566,262
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.66%	#	11/10/2047	505,795
650,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.66%	#^	11/13/2047	508,297
543,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/12/2048	402,033
32,022,016	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.87%	#I/O	06/15/2045	1,916,450
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	2,524,003
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	1,040,463
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	1,767,470
5,488,083	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.32%	#I/O	01/15/2048	337,998
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	365,047
775,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	730,645
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/18/2048	538,239
553,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.45%	#	09/15/2045	554,196
5,602,000	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/12/2049	562,607
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	5.06%	#^	04/15/2047	435,568
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	483,267
1,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	736,905
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/17/2047	520,057
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	493,928
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	499,589
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	550,273
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.94%	#^	10/17/2045	410,409
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.76%	#	12/17/2048	565,134

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $25,849,658)					23,632,251

Non-Agency Residential Collateralized Mortgage Obligations - 44.5%
3,080,907	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	2,256,148
1,724,925	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,656,143
1,990,869	Banc of America Funding Corporation, Series 2006-A-4A1	2.91%	#	02/20/2036	1,655,449
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	3.03%	#^	06/26/2036	4,333,158
1,702,112	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	1,489,588
2,883,001	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,375,360
2,788,079	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,246,834
3,307,669	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,270,151
7,000,000	CIM Trust, Series 2016-1RR-B2	12.25%	#^	7/26/2055	5,923,400
7,000,000	CIM Trust, Series 2016-2RR-B2	12.21%	#^	2/27/2056	5,777,940
7,000,000	CIM Trust, Series 2016-3RR-B2	12.17%	#^	2/27/2056	5,779,410
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,829,645
906,429	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	18.41%	#^I/F	10/25/2035	1,208,783
4,023,749	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,754,886
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	8.70%	#^	09/25/2035	5,719,379
4,017,153	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	3,413,890
3,079,346	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	2,654,415
2,069,360	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.55%	#	02/25/2036	1,545,026
437,016	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	19.97%	#I/F	02/25/2036	641,550
3,821,586	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	3,172,537
4,359,693	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	2,294,307
1,378,614	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,256,900
1,172,103	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,114,603
1,865,469	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.61%	#	11/25/2037	1,651,481
1,404,583	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	3.24%	#	11/25/2035	1,292,769
2,758,649	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	2.93%	#	11/25/2035	2,282,854
1,048,956	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	1,024,437
4,977,926	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.16%	#^	12/26/2036	4,555,615
5,011,211	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	4,373,384
2,654,624	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	2,629,593
2,602,148	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,105,189
1,436,531	Lehman XS Trust, Series 2005-2-1A2	1.15%	#	08/25/2035	1,362,799
1,515,069	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	1,374,312
4,042,454	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	3,818,987
2,321,162	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,992,960
2,284,715	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	2,065,988
3,439,259	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	3,070,604
2,595,995	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,129,326
2,976,382	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	2,495,893
5,261,019	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	4,433,346
1,384,427	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,149,351
5,587,540	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	4,574,855
2,351,181	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.78%	#	04/25/2037	1,455,494
2,489,174	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,063,951
535,610	Residential Accredit Loans, Inc., Series 2007-QS6-A2	51.81%	#I/F	04/25/2037	1,324,085
2,022,611	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.65%	#I/FI/O	07/25/2036	831,469
1,999,880	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	979,337
5,085,262	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	4,245,998
2,928,855	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,026,614
1,448,264	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,203,902
2,857,921	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	2,604,074
1,658,617	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,510,485
1,909,012	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	1,675,810
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	4,998,799
2,304,267	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.73%	#	02/25/2036	2,018,793
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,303,920
5,334,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.64%	#	10/25/2036	3,525,958
4,552,568	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	4,246,637

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $149,383,934)					153,768,571

US Government / Agency Mortgage Backed Obligations - 57.7%
1,202,539	Federal Home Loan Mortgage Corporation, Series 3211-SI	25.81%	#I/FI/O	09/15/2036	1,116,075
2,475,106	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.26%	#I/FI/O	11/15/2036	461,873
1,559,387	Federal Home Loan Mortgage Corporation, Series 3256-S	6.25%	#I/FI/O	12/15/2036	330,616
1,321,335	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.66%	#I/FI/O	03/15/2037	199,626
10,713,961	Federal Home Loan Mortgage Corporation, Series 3297-BI	6.32%	#I/FI/O	04/15/2037	2,250,100
7,495,640	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.32%	#I/FI/O	05/15/2037	1,443,069
7,522,193	Federal Home Loan Mortgage Corporation, Series 3311-IA	5.97%	#I/FI/O	05/15/2037	1,641,065
2,064,387	Federal Home Loan Mortgage Corporation, Series 3314-SH	5.96%	#I/FI/O	11/15/2036	300,482
420,539	Federal Home Loan Mortgage Corporation, Series 3317-DS	13.89%	#I/F‡	05/15/2037	565,743
1,710,424	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.11%	#I/FI/O	06/15/2037	268,321
558,182	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.11%	#I/FI/O	07/15/2037	74,388
5,071,325	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.70%	#I/FI/O	07/15/2037	1,051,186
3,335,875	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.01%	#I/FI/O	10/15/2037	540,156
1,345,524	Federal Home Loan Mortgage Corporation, Series 3382-SU	5.86%	#I/FI/O	11/15/2037	175,259
8,769,887	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.56%	#I/FI/O	01/15/2038	1,701,301
1,119,491	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.21%	#I/FI/O	03/15/2038	126,198
7,705,005	Federal Home Loan Mortgage Corporation, Series 3435-S	5.54%	#I/FI/O	04/15/2038	1,348,835
1,293,139	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.21%	#I/FI/O	02/15/2039	215,832
2,369,577	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.56%	#I/FI/O	05/15/2040	341,972
5,917,114	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.01%	#I/FI/O	09/15/2040	641,733
18,998,984	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.61%	#I/FI/O	10/15/2040	3,542,520
7,213,627	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.56%	#I/FI/O	11/15/2040	1,435,088
8,425,274	Federal Home Loan Mortgage Corporation, Series 3780-SM	6.06%	#I/FI/O	12/15/2040	1,841,599
3,154,764	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.41%	#I/FI/O	02/15/2041	510,130
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	20.47%	#I/F	08/15/2041	2,245,258
2,606,904	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.56%	#I/FI/O	09/15/2041	394,632
12,877,843	Federal Home Loan Mortgage Corporation, Series 3960-ES	5.51%	#I/FI/O	11/15/2041	2,115,191
7,470,833	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	8,014,681
5,609,797	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.56%	#I/FI/O	06/15/2042	1,300,345
4,128,504	Federal Home Loan Mortgage Corporation, Series 4155-GS	4.91%	#I/F‡	01/15/2033	4,248,041
15,658,125	Federal Home Loan Mortgage Corporation, Series 4217-CS	4.75%	#I/F	06/15/2043	15,462,165
4,259,292	Federal Home Loan Mortgage Corporation, Series 4225-BS	10.65%	#I/F	12/15/2040	4,640,119
7,445,826	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.46%	#I/FI/O	01/15/2054	1,300,166
15,414,440	Federal Home Loan Mortgage Corporation, Series 4302-GS	5.71%	#I/FI/O	02/15/2044	3,213,561
1,161,309	Federal Home Loan Mortgage Corporation, Series 4370-CS	7.82%	#I/F‡	09/15/2041	1,195,001
10,726,181	Federal National Mortgage Association, Series 2012-76-SC	5.55%	#I/FI/O	07/25/2042	1,986,478
616,388	Federal National Mortgage Association, Series 2005-104-SI	6.25%	#I/FI/O	12/25/2033	19,263
449,338	Federal National Mortgage Association, Series 2005-72-WS	6.30%	#I/FI/O	08/25/2035	77,551
4,499,549	Federal National Mortgage Association, Series 2005-90-SP	6.30%	#I/FI/O	09/25/2035	738,788
2,103,507	Federal National Mortgage Association, Series 2006-117-SQ	6.10%	#I/FI/O	12/25/2036	292,028
1,303,332	Federal National Mortgage Association, Series 2006-119-HS	6.20%	#I/FI/O	12/25/2036	198,525
10,811,379	Federal National Mortgage Association, Series 2006-123-CI	6.29%	#I/FI/O	01/25/2037	2,418,409
4,636,559	Federal National Mortgage Association, Series 2006-60-YI	6.12%	#I/FI/O	07/25/2036	885,038
5,152,928	Federal National Mortgage Association, Series 2007-15-BI	6.25%	#I/FI/O	03/25/2037	1,035,925
2,110,042	Federal National Mortgage Association, Series 2007-20-S	6.29%	#I/FI/O	03/25/2037	274,508
1,172,594	Federal National Mortgage Association, Series 2007-21-SD	6.03%	#I/FI/O	03/25/2037	178,457
2,224,990	Federal National Mortgage Association, Series 2007-30-IE	6.29%	#I/FI/O	04/25/2037	562,547
5,829,992	Federal National Mortgage Association, Series 2007-32-SA	5.65%	#I/FI/O	04/25/2037	1,088,290
2,712,488	Federal National Mortgage Association, Series 2007-40-SA	5.65%	#I/FI/O	05/25/2037	492,442
968,380	Federal National Mortgage Association, Series 2007-48-SE	5.65%	#I/FI/O	05/25/2037	128,031
1,513,235	Federal National Mortgage Association, Series 2007-64-LI	6.11%	#I/FI/O	07/25/2037	231,047
1,121,659	Federal National Mortgage Association, Series 2007-68-SA	6.20%	#I/FI/O	07/25/2037	172,716
12,474,344	Federal National Mortgage Association, Series 2007-75-PI	6.09%	#I/FI/O	08/25/2037	2,697,465
7,802,477	Federal National Mortgage Association, Series 2008-33-SA	5.55%	#I/FI/O	04/25/2038	1,422,274
5,907,270	Federal National Mortgage Association, Series 2008-42-SC	5.45%	#I/FI/O	05/25/2038	1,102,808
1,309,080	Federal National Mortgage Association, Series 2008-5-GS	5.80%	#I/FI/O	02/25/2038	215,081
4,182,374	Federal National Mortgage Association, Series 2008-62-SD	5.60%	#I/FI/O	07/25/2038	666,486
3,166,214	Federal National Mortgage Association, Series 2008-68-SB	5.65%	#I/FI/O	08/25/2038	554,306
1,202,614	Federal National Mortgage Association, Series 2009-111-SE	5.80%	#I/FI/O	01/25/2040	157,215
2,450,444	Federal National Mortgage Association, Series 2009-12-CI	6.15%	#I/FI/O	03/25/2036	525,202
1,221,486	Federal National Mortgage Association, Series 2009-26-SM	5.90%	#I/FI/O	08/25/2038	69,765
1,265,860	Federal National Mortgage Association, Series 2009-47-SA	5.65%	#I/FI/O	07/25/2039	161,476
930,972	Federal National Mortgage Association, Series 2009-48-WS	5.50%	#I/FI/O	07/25/2039	102,113
548,033	Federal National Mortgage Association, Series 2009-67-SA	4.70%	#I/FI/O	07/25/2037	56,384
1,699,638	Federal National Mortgage Association, Series 2009-87-SA	5.55%	#I/FI/O	11/25/2049	247,018
2,454,790	Federal National Mortgage Association, Series 2009-91-SD	5.70%	#I/FI/O	11/25/2039	387,189
332,945	Federal National Mortgage Association, Series 2010-109-BS	49.98%	#I/F‡	10/25/2040	1,589,005
894,196	Federal National Mortgage Association, Series 2010-115-SD	6.15%	#I/FI/O	11/25/2039	160,707
1,706,214	Federal National Mortgage Association, Series 2010-11-SC	4.35%	#I/FI/O	02/25/2040	173,390
5,073,175	Federal National Mortgage Association, Series 2010-134-SE	6.20%	#I/FI/O	12/25/2025	712,669
12,759,493	Federal National Mortgage Association, Series 2010-142-SC	6.15%	#I/FI/O	12/25/2040	3,051,447
5,265,618	Federal National Mortgage Association, Series 2010-150-MS	6.08%	#I/FI/O	01/25/2041	1,013,184
2,539,957	Federal National Mortgage Association, Series 2010-15-SL	4.50%	#I/FI/O	03/25/2040	288,366
1,030,398	Federal National Mortgage Association, Series 2010-19-SA	4.95%	#I/FI/O	03/25/2050	151,479
2,268,779	Federal National Mortgage Association, Series 2010-31-SB	4.55%	#I/FI/O	04/25/2040	283,763
3,461,084	Federal National Mortgage Association, Series 2010-39-SL	5.22%	#I/FI/O	05/25/2040	466,222
1,034,732	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	11,511
1,185,430	Federal National Mortgage Association, Series 2010-8-US	4.35%	#I/FI/O	02/25/2040	114,551
1,559,187	Federal National Mortgage Association, Series 2010-9-GS	4.30%	#I/FI/O	02/25/2040	121,928
3,222,761	Federal National Mortgage Association, Series 2011-114-S	5.55%	#I/FI/O	09/25/2039	517,328
3,029,567	Federal National Mortgage Association, Series 2011-146-US	6.37%	#I/F	01/25/2042	3,255,567
157,371	Federal National Mortgage Association, Series 2011-40-SA	8.87%	#I/F	09/25/2040	209,844
3,154,454	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,415,669
2,653,024	Federal National Mortgage Association, Series 2011-58-SA	6.10%	#I/FI/O	07/25/2041	548,449
2,120,760	Federal National Mortgage Association, Series 2011-5-PS	5.95%	#I/FI/O	11/25/2040	227,179
4,755,679	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	5,355,151
1,889,936	Federal National Mortgage Association, Series 2012-29-SG	5.55%	#I/FI/O	04/25/2042	298,276
1,586,000	Federal National Mortgage Association, Series 2012-82-SC	6.73%	#I/F	08/25/2042	1,658,807
20,737	Federal National Mortgage Association, Series 2013-115-NS	10.79%	#I/F	11/25/2043	20,942
7,961,247	Federal National Mortgage Association, Series 2013-17-MS	4.85%	#I/F	03/25/2043	7,757,244
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	4.86%	#I/F‡	03/25/2043	4,029,704
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.32%	#I/F‡	05/25/2043	2,799,885
4,475,981	Federal National Mortgage Association, Series 2013-51-SH	5.32%	#I/F	05/25/2033	4,606,643
12,444,525	Federal National Mortgage Association, Series 2013-55-KS	5.32%	#I/F‡	06/25/2043	12,401,882
3,678,897	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,733,333
12,188,386	Federal National Mortgage Association, Series 2013-83-US	4.55%	#I/F‡	08/25/2043	12,370,009
675,728	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	150,766
1,692,377	Government National Mortgage Association, Series 2009-104-SD	5.91%	#I/FI/O	11/16/2039	336,337
602,864	Government National Mortgage Association, Series 2010-98-IA	5.84%	#I/O	03/20/2039	59,437
2,370,579	Government National Mortgage Association, Series 2011-56-BS	5.66%	#I/FI/O	11/16/2036	94,007
3,897,626	Government National Mortgage Association, Series 2011-56-KS	5.66%	#I/FI/O	08/16/2036	206,154
2,296,632	Government National Mortgage Association, Series 2011-69-SB	4.90%	#I/FI/O	05/20/2041	298,746
10,000,000	Government National Mortgage Association, Series 2011-70-WS	8.80%	#I/F‡	12/20/2040	11,706,711
3,514,974	Government National Mortgage Association, Series 2011-71-SG	4.95%	#I/FI/O	05/20/2041	499,372
4,015,379	Government National Mortgage Association, Series 2011-72-AS	4.93%	#I/FI/O	05/20/2041	543,984
4,652,616	Government National Mortgage Association, Series 2011-89-SA	5.00%	#I/FI/O	06/20/2041	624,579
2,071,726	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/FI/O	12/16/2039	472,290
8,708,813	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	8,980,987
8,817,810	Government National Mortgage Association, Series 2013-188-MS	5.11%	#I/FI/O	12/16/2043	1,455,912
58,981,198	Government National Mortgage Association, Series 2013-39-HS	4.30%	#I/FI/O	03/20/2041	7,581,567
13,014,572	Government National Mortgage Association, Series 2014-39-SK	5.75%	#I/FI/O	03/20/2044	2,213,235
16,343,208	Government National Mortgage Association, Series 2014-59-DS	5.81%	#I/FI/O	04/16/2044	3,114,120
10,493,992	Government National Mortgage Association, Series 2014-63-SD	5.10%	#I/FI/O	04/20/2044	2,310,748
12,957,633	Government National Mortgage Association, Series 2014-69-ST	5.66%	#I/FI/O	12/16/2039	1,848,257

Total US Government / Agency Mortgage Backed Obligations (Cost $176,425,553)					199,238,495

Total Investments - 114.8% (Cost $375,168,453)					396,710,992
Liabilities in Excess of Other Assets - (14.8)%					(51,217,993)

NET ASSETS - 100.0%					$345,492,999

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $89,274,353 or 25.8% of net assets.

¥	Illiquid security. At June 30, 2016, the value of these securities amounted to $3,703,468 or 1.1% of net assets.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2016.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$375,446,409

Gross Tax Unrealized Appreciation	36,335,705
Gross Tax Unrealized Depreciation	(15,071,122)

Net Tax Unrealized Appreciation (Depreciation)	$21,264,583

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	57.7%
Non-Agency Residential Collateralized Mortgage Obligations	44.5%
Non-Agency Commercial Mortgage Backed Obligations	6.8%
Collateralized Loan Obligations	3.0%
Asset Backed Obligations	2.8%
Other Assets and Liabilities	(14.8)%

100.0%

Reverse Repurchase Agreements

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
Bank of America Merrill Lynch	1.20%	06/23/2016	07/25/2016	$3,000,000	$3,000,800
Bank of America Merrill Lynch	1.10%	06/23/2016	07/25/2016	12,092,000	12,094,956
JP Morgan Securities LLC	0.90%	06/24/2016	07/22/2016	7,479,000	7,480,312
JP Morgan Securities LLC	1.20%	06/24/2016	07/22/2016	27,502,000	27,508,428
Goldman Sachs	0.95%	06/30/2016	07/28/2016	5,123,000	5,123,135

				$55,196,000	$55,207,631

The weighted average daily balance of reverse repurchase agreements during the reporting period ended June 30, 2016 was $46,111,004, at a weighted average interest rate of 1.02%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2016 was $74,315,454.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20161:

Category
Investments in Securities
Level 1	$-

Total Level 1	-
Level 2
US Government / Agency Mortgage Backed Obligations	199,238,495
Non-Agency Residential Collateralized Mortgage Obligations	143,687,567
Non-Agency Commercial Mortgage Backed Obligations	16,149,372
Collateralized Loan Obligations	10,456,656
Asset Backed Obligations	8,361,631

Total Level 2	377,893,721
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	10,081,004
Non-Agency Commercial Mortgage Backed Obligations	7,482,879
Asset Backed Obligations	1,253,388

Total Level 3	18,817,271

Total	$396,710,992

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of June 30, 2016.

Other Financial Instruments
Level 1	$-
Level 2
Reverse Repurchase Agreements	55,196,000

Total Level 2	55,196,000
Level 3	-

Total	$55,196,000

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Level 1 during the period ended June 30, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [4]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2016 [4]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$20,648,233	$92,404	$(67,249)	$272,395	$1,409	$(591,194)	$-	$(10,274,994)	$10,081,004	$37,570
Non-Agency Commercial Mortgage Backed Obligations	4,313,746	-	(174,433)	75,539	-	-	3,268,027	-	7,482,879	(174,433)
Asset Backed Obligations	1,980,126	-	(773,907)	47,169	-	-	-	-	1,253,388	(773,907)

Total	$26,942,105	$92,404	$(1,015,589)	$395,103	$1,409	$(591,194)	$3,268,027	$(10,274,994)	$18,817,271	$(910,770)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$10,081,004	Market Comparables	Market Quotes	$63.90 - $98.49	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$7,482,879	Market Comparables	Yields	11.12% - 18.25%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	$1,253,388	Market Comparables	Market Quotes	$30.23	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 24, 2016

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 24, 2016